∎	Gabelli Capital Asset Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Shares		Market Value
Common Stocks — 99.8%
Aerospace and Defense — 12.7%
79,000	Aerojet Rocketdyne Holdings Inc.†	$3,990,290
500	Curtiss-Wright Corp.	64,685
11,718	HEICO Corp.	1,463,344
12,200	Honeywell International Inc.	2,064,240
30,000	Kaman Corp.	1,783,800
80,000	Rolls-Royce Holdings plc	779,432

		10,145,791

Automobiles and Components — 0.2%
1,000	BorgWarner Inc.	36,680
10,000	Dana Inc.	144,400
1,750	Garrett Motion Inc.†	17,430

		198,510

Building and Construction — 1.0%
17,500	Herc Holdings Inc.†	813,925

Building Products — 0.5%
20,000	Griffon Corp.	419,400

Commercial and Professional Services — 2.3%
7,000	Rollins Inc.	238,490
14,000	Waste Management Inc.	1,610,000

		1,848,490

Consumer Durables — 3.7%
3,600	Cavco Industries Inc.†	691,524
9,000	Skyline Champion Corp.†	270,810
34,000	Sony Corp., ADR	2,010,420

		2,972,754

Consumer Services — 1.6%
26,000	Boyd Gaming Corp.	622,700
12,000	Canterbury Park Holding Corp.	146,520
48,000	Dover Motorsports Inc.	95,040
6,500	Las Vegas Sands Corp.	375,440

		1,239,700

Consumer Staples — 11.6%
3,000	Archer-Daniels-Midland Co.	123,210
55,000	Brown-Forman Corp., Cl. A	3,286,250
1,500	Bunge Ltd.	84,930
43,000	Danone SA, ADR	753,794
20,000	Diageo plc, ADR	3,270,400
10,800	Fomento Economico Mexicano SAB de CV, ADR	989,064
400	National Beverage Corp.	17,744
3,000	The Coca-Cola Co.	163,320
14,500	Tootsie Roll Industries Inc.	538,530

		9,227,242

Diversified Industrial — 1.2%
1,200	EnPro Industries Inc.	82,380
14,000	ITT Inc.	856,660

		939,040

Shares		Market Value

Electrical Equipment — 4.0%
22,000	AMETEK Inc.	$2,020,040
22,500	Franklin Electric Co. Inc.	1,075,725
2,866	Resideo Technologies Inc.†	41,127
500	Rockwell Automation Inc.	82,400

		3,219,292

Energy — 1.5%
2,000	Chevron Corp.	237,200
7,000	ConocoPhillips	398,860
6,000	Devon Energy Corp.	144,360
4,000	Exxon Mobil Corp.	282,440
24,000	RPC Inc.	134,640
15,000	Weatherford International plc†	417

		1,197,917

Financials — 13.3%
16,200	American Express Co.	1,916,136
3,000	Argo Group International Holdings Ltd.	210,720
2,100	BKF Capital Group Inc.†	25,736
41,100	Griffin Industrial Realty Inc.	1,559,745
4,500	JPMorgan Chase & Co.	529,605
15,000	Legg Mason Inc.	572,850
1,500	Marsh & McLennan Companies Inc.	150,075
19,000	Morgan Stanley	810,730
13,500	Ryman Hospitality Properties Inc., REIT	1,104,435
7,000	State Street Corp.	414,330
38,000	The Bank of New York Mellon Corp.	1,717,980
32,000	Wells Fargo & Co.	1,614,080

		10,626,422

Health Care — 1.4%
5,000	Boston Scientific Corp.†	203,450
4,800	Covetrus Inc.†	57,072
12,000	Henry Schein Inc.†	762,000
3,200	Patterson Cos. Inc.	57,024

		1,079,546

Information Technology — 5.6%
17,000	Corning Inc.	484,840
65,000	CTS Corp.	2,103,400
3,600	Diebold Nixdorf Inc.†	40,320
4,000	EchoStar Corp., Cl. A†	158,480
7,000	Internap Corp.†	18,060
13,000	Texas Instruments Inc.	1,680,120

		4,485,220

Machinery — 9.6%
13,500	CIRCOR International Inc.†	506,925
135,000	CNH Industrial NV	1,370,250
11,500	Crane Co.	927,245
2,000	Deere & Co.	337,360
10,000	Flowserve Corp.	467,100
28,000	Graco Inc.	1,289,120
3,000	IDEX Corp.	491,640
25,000	Navistar International Corp.†	702,750
7,500	The Eastern Co.	186,150
40,500	The L.S. Starrett Co., Cl. A†	234,900
1,800	Watts Water Technologies Inc., Cl. A	168,714
12,500	Xylem Inc.	995,250

		7,677,404

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∎	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Shares		Market Value
Common Stocks (Continued)
Materials — 5.6%
500	AdvanSix Inc.†	$12,860
8,000	Ampco-Pittsburgh Corp.†	29,440
49,000	Ferro Corp.†	581,140
44,000	Freeport-McMoRan Inc.	421,080
5,000	International Flavors & Fragrances Inc.	613,450
70,000	Myers Industries Inc.	1,235,500
40,000	Newmont Goldcorp Corp.	1,516,800
1,000	Sensient Technologies Corp.	68,650

		4,478,920

Media — 13.9%
3,000	AMC Networks Inc., Cl. A†	147,480
40,000	CBS Corp., Cl. A, Voting	1,734,000
10,000	Cogeco Inc.	720,383
5,500	Discovery Inc., Cl. A†	146,465
12,000	Discovery Inc., Cl. C†	295,440
12,440	DISH Network Corp., Cl. A†	423,831
6,000	Fox Corp., Cl. A	189,210
97,699	Grupo Televisa SAB, ADR	955,496
1,750	Liberty Broadband Corp., Cl. A†	182,910
1,800	Liberty Broadband Corp., Cl. C†	188,406
5,000	Liberty Global plc, Cl. A†	123,750
12,000	Liberty Global plc, Cl. C†	285,480
623	Liberty Latin America Ltd., Cl. A†	10,635
1,497	Liberty Latin America Ltd., Cl. C†	25,591
2,500	Liberty Media Corp.- Liberty Braves, Cl. A†	69,575
2,500	Liberty Media Corp.- Liberty Braves, Cl. C†	69,375
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	59,385
1,500	Liberty Media Corp.- Liberty Formula One, Cl. C†	62,385
1,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	41,960
4,500	Meredith Corp.	164,970
27,000	MSG Networks Inc., Cl. A†	437,940
7,600	Sinclair Broadcast Group Inc., Cl. A	324,824
8,600	The Madison Square Garden Co., Cl. A†	2,266,272
3,800	The Walt Disney Co.	495,216
63,000	Viacom Inc., Cl. A	1,654,380

		11,075,359

Publishing — 0.5%
28,000	The E.W. Scripps Co., Cl. A	371,840

Shares		Market Value

Retailing — 2.1%
8,500	Aaron’s Inc.	$546,210
12,000	CVS Health Corp.	756,840
16,000	Hertz Global Holdings Inc.†	221,440
3,000	Ingles Markets Inc., Cl. A	116,580
1,000	The Cheesecake Factory Inc.	41,680

		1,682,750

Telecommunication Services — 4.0%
23,000	Millicom International Cellular SA, SDR	1,115,882
9,000	Rogers Communications Inc., Cl. B	438,570
17,500	Telephone & Data Systems Inc.	451,500
31,500	United States Cellular Corp.†	1,183,770

		3,189,722

Transportation — 1.9%
20,000	GATX Corp.	1,550,600

Utilities — 1.6%
27,000	National Fuel Gas Co.	1,266,840

	Total Common Stocks	79,706,684

Closed-End Funds — 0.2%

7,500	Altaba Inc.	146,100

Rights — 0.0%
Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	0

TOTAL INVESTMENTS — 100.0%
(Cost $35,416,138)		$79,852,784

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt
REIT	Real Estate Investment Trust

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